Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Property and Equipment, Net [Line Items]
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	Estimated Useful Lives	June 30, 2021	December 31, 2020
Machinery and equipment	3 to 5 years	$552	$535
Furniture and fixed assets	3 to 7 years	153	103
Computer hardware and software	3 years	119	67
Leasehold improvements	Lesser of lease term or asset life	1,085	24
Total property and equipment		1,909	729
Less accumulated depreciation		(389)	(284)
Property and equipment, net		$1,520	$445

In connection with the Waltham lease, the Company received $840 of leasehold improvements from its landlord. These leasehold improvements are being depreciated over the shorter of the lesser of the lease term or each asset’s life. The $840 non-cash allowance provided by the landlord for these improvements has been included in deferred rent and is being amortized as a reduction to rent expense on a straight-line basis over the life of the lease.

Depreciation expense for the three and six months ended June 30, 2021 was $64 and $105 respectively. Machinery with a gross value of $232 was acquired for cash of $47 and equipment loans of $185 in 2019. This machinery had accumulated amortization of $126 and $97 at June 30, 2021 and December 31, 2020, respectively.

3. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	Estimated Useful Lives	December 31,
		2020	2019
Machinery and equipment	3 to 5 years	$535	$509
Furniture and fixed assets	3 to 7 years	103	46
Computer hardware and software	3 years	67	30
Leasehold improvements	Lessor of lease term or asset life	24	24
Total property and equipment		729	609

Less accumulated depreciation		(284)	(127)

Property and equipment, net		$445	$482

Depreciation expense for the years ended December 31, 2020 and 2019 was $157 and $104, respectively. Machinery with a gross value of $232 was acquired for cash of $47 and equipment loans of $185 in 2019. This machinery had accumulated amortization of $39 and $97 at December 31, 2019 and 2020, respectively.